Deposits (Maturities of Time Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
2017	$ 86,079
2018	35,752
2019	8,050
2020	6,161
2021	12,223
Time Deposits	$ 148,265	$ 145,968